COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS

January 31, 2022 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	5.2%
BANKS	0.6%
First Horizon Corp., 4.70%, Series F(a)		80,800	$1,945,664

ELECTRIC	0.8%
SCE Trust V, 5.45% to 3/15/26, Series K (TruPS)(a),(b)		49,510	1,240,226
WESCO International, Inc., 10.625% to 6/22/25, Series A(a),(b)		49,404	1,505,834

			2,746,060

FINANCIAL—DIVERSIFIED FINANCIAL SERVICES	0.6%
Federal Agricultural Mortgage Corp., 4.875%, Series G(a)		78,400	1,920,800
Synchrony Financial, 5.625%, Series A(a)		13,588	353,152

			2,273,952

PIPELINES	0.8%
Energy Transfer LP, 7.625% to 8/15/23, Series D(a),(b)		44,262	1,086,632
Energy Transfer LP, 7.60% to 5/15/24, Series E(a),(b)		72,707	1,810,404

			2,897,036

PIPELINES—FOREIGN	0.8%
Enbridge, Inc., 3.94% to 3/1/25, Series 11 (Canada)(a),(b)		55,018	870,835
Enbridge, Inc., 3.043% to 6/1/25, Series 13 (Canada)(a),(b)		16,372	250,252
TC Energy Corp., 3.903% to 4/30/24, Series 7 (Canada)(a),(b)		85,000	1,439,012
TC Energy Corp., 3.351% to 11/30/25, Series 11 (Canada)(a),(b)		18,100	344,586

			2,904,685

REAL ESTATE—OFFICE	0.4%
Brookfield Property Partners LP, 5.75%, Series A(a)		52,813	1,201,496
Brookfield Property Partners LP, 6.50%, Series A-1(a)		15,210	372,645

			1,574,141

TELECOMMUNICATION SERVICES	0.9%
United States Cellular Corp., 5.50%, due 3/1/70		76,208	1,902,914
United States Cellular Corp., 6.25%, due 9/1/69		53,756	1,379,916

			3,282,830

UTILITIES—GAS	0.3%
South Jersey Industries, Inc., 5.625%, due 9/16/79		45,769	1,173,059

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$17,991,197)			18,797,427

		Principal Amount		Value
PREFERRED SECURITIES—CAPITAL SECURITIES	90.3%
BANKS	22.0%
Ally Financial, Inc., 4.70% to 5/15/26, Series B(a),(b)		$1,041,000		$1,032,438
Ally Financial, Inc., 4.70% to 5/15/28, Series C(a),(b)		4,210,000		4,178,425
Bank of America Corp., 4.375% to 1/27/27, Series RR(a),(b)		2,470,000		2,445,547
Bank of America Corp., 5.875% to 3/15/28, Series FF(a),(b)		2,087,000		2,209,611
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(b)		2,943,000		3,174,335
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(b)		4,459,000		4,729,327
Bank of New York Mellon Corp./The, 3.75% to 9/20/26, Series I(a),(b)		1,020,000		991,950
Bank of New York Mellon Corp./The, 4.625% to 9/20/26, Series F(a),(b)		605,000		630,713
Citigroup, Inc., 3.875% to 2/18/26(a),(b)		3,101,000		3,026,576
Citigroup, Inc., 4.15% to 11/15/26, Series Y(a),(b)		1,060,000		1,036,913
Citigroup, Inc., 5.95% to 1/30/23(a),(b)		810,000		830,250
Citigroup, Inc., 5.95% to 5/15/25, Series P(a),(b)		2,275,000		2,405,812
Citigroup, Inc., 6.25% to 8/15/26, Series T(a),(b)		1,014,000		1,123,005
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(a),(b)		708,000		761,100
CoBank ACB, 6.25% to 10/1/22, Series F(a),(b)		12,000	†	1,251,600
Comerica, Inc., 5.625% to 7/1/25(a),(b)		1,527,000		1,647,175
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (TruPS)(c)		600,000		835,364
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4, 144A(a),(b),(c)		2,575,000		2,755,250
First Horizon Bank, 3.75% (3 Month US LIBOR + 0.85%, Floor 3.75%), 144A (FRN)(a),(b),(c),(d)		3,500	†	3,068,250
Goldman Sachs Capital I, 6.345%, due 2/15/34 (TruPS)		879,000		1,149,464
Goldman Sachs Group, Inc./The, 3.65% to 8/10/26, Series U(a),(b)		1,472,000		1,403,920
Goldman Sachs Group, Inc./The, 4.125% to 11/10/26, Series V(a),(b)		1,810,000		1,768,370
Goldman Sachs Group, Inc./The, 5.30% to 11/10/26, Series O(a),(b)		350,000		376,250
JPMorgan Chase & Co., 3.65% to 6/1/26, Series KK(a),(b)		1,228,000		1,183,632
JPMorgan Chase & Co., 4.60% to 2/1/25, Series HH(a),(b)		847,000		844,883
JPMorgan Chase & Co., 5.00% to 8/1/24, Series FF(a),(b)		1,788,000		1,820,407
JPMorgan Chase & Co., 6.00% to 8/1/23, Series R(a),(b)		1,000,000		1,040,000
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a),(b)		2,305,000		2,447,622
JPMorgan Chase & Co., 6.125% to 4/30/24, Series U(a),(b)		1,550,000		1,619,750
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(b)		1,860,000		1,992,664
M&T Bank Corp., 3.50% to 9/1/26(a),(b)		1,133,000		1,067,977

		Principal Amount	Value
PNC Financial Services Group, Inc./The, 3.40% to 9/15/26, Series T(a),(b)		$538,000	$508,405
Regions Financial Corp., 5.75% to 6/15/25, Series D(a),(b)		973,000	1,048,495
SVB Financial Group, 4.00% to 5/15/26, Series C(a),(b)		3,190,000	3,104,572
SVB Financial Group, 4.25% to 11/15/26, Series D(a),(b)		4,850,000	4,783,312
SVB Financial Group, 4.70% to 11/15/31, Series E(a),(b)		2,594,000	2,584,791
Truist Financial Corp., 4.95% to 9/1/25, Series P(a),(b)		762,000	808,421
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a),(b)		1,012,000	1,103,080
Truist Financial Corp., 5.125% to 12/15/27, Series M(a),(b)		1,013,000	1,030,728
US Bancorp, 3.70% to 1/15/27(a),(b)		1,804,000	1,738,154
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a),(b)		4,652,000	4,610,481
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a),(b)		1,130,000	1,210,851
Wells Fargo & Co., 5.90% to 6/15/24, Series S(a),(b)		500,000	512,813
Wells Fargo & Co., 5.95%, due 12/1/86		1,605,000	2,080,488
Wells Fargo & Co., 7.95%, due 11/15/29, Series B		23,000	30,773

			80,003,944

BANKS—FOREIGN	32.3%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain)(a),(b),(e),(f)		1,400,000	1,620,747
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 (Spain)(a),(b),(f)		1,400,000	1,457,750
Banco BPM SpA, 6.125% to 1/21/25 (Italy)(a),(b),(e),(f)		1,000,000	1,145,919
Banco BPM SpA, 6.50% to 1/19/26 (Italy)(a),(b),(e),(f)		600,000	703,617
Banco de Sabadell SA, 5.00% to 5/19/27 (Spain)(a),(b),(e),(f)		2,200,000	2,407,638
Banco de Sabadell SA, 5.75% to 3/15/26 (Spain)(a),(b),(e),(f)		1,200,000	1,391,211
Banco Mercantil del Norte SA, 5.875% to 1/24/27, 144A (Mexico)(a),(b),(c),(f)		1,000,000	961,250
Banco Mercantil del Norte SA, 6.625% to 1/24/32, 144A (Mexico)(a),(b),(c),(f)		1,600,000	1,548,480
Banco Santander SA, 4.75% to 11/12/26 (Spain)(a),(b),(f)		3,400,000	3,275,900
Banco Santander SA, 7.50% to 2/8/24 (Spain)(a),(b),(e),(f)		1,000,000	1,064,905
Bank of China Hong Kong Ltd., 5.90% to 9/14/23, 144A (Hong Kong)(a),(b),(c)		400,000	424,000
Bank of Ireland Group PLC, 6.00% to 9/1/25 (Ireland)(a),(b),(e),(f)		600,000	721,027
Bank of Ireland Group PLC, 7.50% to 5/19/25 (Ireland)(a),(b),(e),(f)		1,600,000	2,037,400
Bank of Montreal, 4.30% to 10/26/25, due 11/26/80 (Canada)(b)		1,200,000	958,121
Barclays PLC, 4.375% to 3/15/28 (United Kingdom)(a),(b),(f)		1,800,000	1,703,880
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(a),(b),(f)		2,000,000	2,129,400
Barclays PLC, 6.375% to 12/15/25 (United Kingdom)(a),(b),(e),(f)		600,000	859,492
Barclays PLC, 7.25% to 3/15/23 (United Kingdom)(a),(b),(e),(f)		600,000	839,722
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(a),(b),(f)		2,200,000	2,402,884

	Principal Amount	Value
BNP Paribas SA, 4.625% to 1/12/27, 144A (France)(a),(b),(c),(f)	$800,000	$788,400
BNP Paribas SA, 6.625% to 3/25/24, 144A (France)(a),(b),(c),(f)	2,600,000	2,751,970
BNP Paribas SA, 7.00% to 8/16/28, 144A (France)(a),(b),(c),(f)	1,000,000	1,133,125
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(a),(b),(c),(f)	1,400,000	1,566,593
Commerzbank AG, 4.25% to 10/9/27 (Germany)(a),(b),(e),(f)	1,200,000	1,296,742
Commerzbank AG, 7.00% to 4/9/25 (Germany)(a),(b),(e),(f)	800,000	840,534
Credit Agricole SA, 4.75% to 3/23/29, 144A (France)(a),(b),(c),(f)	1,200,000	1,180,500
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(a),(b),(c),(f)	2,000,000	2,149,780
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(a),(b),(c),(f)	2,000,000	2,173,550
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(a),(b),(c),(f)	1,800,000	2,087,325
Credit Suisse Group AG, 4.50% to 9/3/30, 144A (Switzerland)(a),(b),(c),(f)	400,000	370,500
Credit Suisse Group AG, 5.25% to 2/11/27, 144A (Switzerland)(a),(b),(c),(f)	1,000,000	999,700
Credit Suisse Group AG, 6.375% to 8/21/26, 144A (Switzerland)(a),(b),(c),(f)	2,200,000	2,301,750
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(a),(b),(e),(f)	1,600,000	1,624,784
Credit Suisse Group AG, 7.25% to 9/12/25, 144A (Switzerland)(a),(b),(c),(f)	2,200,000	2,351,580
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(a),(b),(c),(f)	2,800,000	2,918,692
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)(a),(b),(c),(f)	800,000	854,796
Danske Bank A/S, 4.375% to 5/18/26 (Denmark)(a),(b),(e),(f)	1,000,000	968,125
Deutsche Bank AG, 4.50% to 11/30/26 (Germany)(a),(b),(e),(f)	1,400,000	1,549,024
Deutsche Bank AG, 4.789% to 4/30/25 (Germany)(a),(b),(e),(f)	1,600,000	1,548,648
Deutsche Bank AG, 6.00% to 10/30/25, Series 2020 (Germany)(a),(b),(f)	800,000	810,000
Deutsche Bank AG, 7.50% to 4/30/25 (Germany)(a),(b),(f)	1,400,000	1,489,250
HSBC Holdings PLC, 4.60% to 12/17/30 (United Kingdom)(a),(b),(f)	1,400,000	1,351,882
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(a),(b),(f)	600,000	634,878
HSBC Holdings PLC, 6.375% to 9/17/24 (United Kingdom)(a),(b),(f)	800,000	841,000
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a),(b),(f)	1,000,000	1,058,595
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a),(b),(f)	800,000	860,964
Iccrea Banca SpA, 4.75% to 10/18/26, due 1/18/32, Series EMTN (Italy)(b),(e)	1,800,000	2,036,677

	Principal Amount	Value
ING Groep N.V., 4.875% to 5/16/29 (Netherlands)(a),(b),(e),(f)	$800,000	$783,500
ING Groep N.V., 5.75% to 11/16/26 (Netherlands)(a),(b),(f)	1,000,000	1,052,085
ING Groep N.V., 6.50% to 4/16/25 (Netherlands)(a),(b),(f)	1,000,000	1,071,530
ING Groep N.V., 6.75% to 4/16/24 (Netherlands)(a),(b),(e),(f)	1,200,000	1,279,500
Intesa Sanpaolo SpA, 5.50% to 3/1/28, Series EMTN (Italy)(a),(b),(e),(f)	750,000	889,473
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)(a),(b),(c),(f)	1,000,000	1,100,000
Lloyds Banking Group PLC, 5.125% to 12/27/24 (United Kingdom)(a),(b),(f)	600,000	824,142
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a),(b),(f)	2,000,000	2,172,980
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a),(b),(f)	600,000	665,809
Macquarie Bank Ltd./London, 6.125% to 3/8/27, 144A (Australia)(a),(b),(c),(f)	1,000,000	1,047,085
Nationwide Building Society, 5.75% to 6/20/27 (United Kingdom)(a),(b),(e),(f)	800,000	1,131,867
Natwest Group PLC, 4.60% to 6/28/31 (United Kingdom)(a),(b),(f)	800,000	754,000
Natwest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a),(b),(f)	1,000,000	1,055,600
Natwest Group PLC, 8.00% to 8/10/25 (United Kingdom)(a),(b),(f)	2,800,000	3,157,910
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)(a),(b),(c),(f)	1,000,000	1,113,130
Piraeus Financial Holdings SA, 8.75% to 6/16/26 (Greece)(a),(b),(e),(f)	200,000	223,707
Royal Bank of Canada, 3.65% to 10/24/26, due 11/24/81 (Canada)(b)	2,400,000	1,790,857
Royal Bank of Canada, 4.50% to 10/24/25, due 11/24/80, Series 1 (Canada)(b)	2,400,000	1,938,333
Societe Generale SA, 4.75% to 5/26/26, 144A (France)(a),(b),(c),(f)	2,800,000	2,773,148
Societe Generale SA, 5.375% to 11/18/30, 144A (France)(a),(b),(c),(f)	400,000	403,600
Societe Generale SA, 6.75% to 4/6/28, 144A (France)(a),(b),(c),(f)	1,800,000	1,921,500
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(a),(b),(c),(f)	2,400,000	2,576,640
Societe Generale SA, 8.00% to 9/29/25, 144A (France)(a),(b),(c),(f)	1,200,000	1,355,922
Standard Chartered PLC, 4.30% to 8/19/28, 144A (United Kingdom)(a),(b),(c),(f)	1,000,000	937,500
Standard Chartered PLC, 4.75% to 1/14/31, 144A (United Kingdom)(a),(b),(c),(f)	1,000,000	964,375

		Principal Amount	Value
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(a),(b),(c),(f)		$1,600,000	$1,684,656
Svenska Handelsbanken AB, 4.375% to 3/1/27 (Sweden)(a),(b),(e),(f)		600,000	611,250
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a),(b),(e),(f)		800,000	813,358
UBS Group AG, 4.875% to 2/12/27, 144A (Switzerland)(a),(b),(c),(f)		2,200,000	2,202,420
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(a),(b),(e),(f)		2,800,000	3,048,130
UBS Group AG, 7.00% to 2/19/25 (Switzerland)(a),(b),(e),(f)		600,000	653,608
UBS Group AG, 7.00% to 1/31/24, 144A (Switzerland)(a),(b),(c),(f)		3,000,000	3,172,725
Unicaja Banco SA, 4.875% to 11/18/26 (Spain)(a),(b),(e),(f)		1,800,000	1,980,361
UniCredit SpA, 4.45% to 12/3/27, Series EMTN (Italy)(a),(b),(e),(f)		600,000	647,918
UniCredit SpA, 7.50% to 6/3/26 (Italy)(a),(b),(e),(f)		400,000	509,108
UniCredit SpA, 8.00% to 6/3/24 (Italy)(a),(b),(e),(f)		1,000,000	1,085,499

			117,585,933

ELECTRIC	2.3%
CenterPoint Energy, Inc., 6.125% to 9/1/23, Series A(a),(b)		574,000	587,337
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(b)		692,000	733,312
Dominion Energy, Inc, 4.35% to 1/15/27, Series C(a),(b)		2,882,000	2,910,820
Duke Energy Corp., 4.875% to 9/16/24(a),(b)		500,000	516,250
Southern Co./The, 3.75% to 6/15/26, due 9/15/51, Series 21-A(b)		2,486,000	2,432,228
Southern Co./The, 4.00% to 10/15/25, due 1/15/51, Series B(b)		1,010,000	1,020,110

			8,200,057

ELECTRIC—FOREIGN	1.8%
Electricite de France SA, 2.625% to 12/1/27 (France)(a),(b),(e)		2,000,000	2,147,990
Electricite de France SA, 5.00% to 1/22/26, Series EMTN (France)(a),(b),(e)		1,100,000	1,325,477
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)		2,706,000	3,061,162

			6,534,629

FINANCIAL	4.3%
CREDIT CARD	0.6%
American Express Co., 3.55% to 9/15/26(a),(b)		616,000	591,360
Capital One Financial Corp., 3.95% to 9/1/26, Series M(a),(b)		668,000	654,640
Discover Financial Services, 6.125% to 6/23/25, Series D(a),(b)		670,000	723,640

			1,969,640

		Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES	1.4%
Aircastle Ltd., 5.25% to 6/15/26, 144A(a),(b),(c)		$1,440,000	$1,440,000
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50, 144A(b),(c)		450,000	451,650
ILFC E-Capital Trust I, 3.37% (30 Year CMT + 1.55%), due 12/21/65, 144A (FRN) (TruPS)(c),(d)		500,000	416,365
ILFC E-Capital Trust II, 3.62% (30 Year CMT + 1.80%), due 12/21/65, 144A (FRN) (TruPS)(c),(d)		3,325,000	2,901,063

			5,209,078

INVESTMENT ADVISORY SERVICES	0.2%
Ares Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51, 144A(b),(c)		880,000	876,607

INVESTMENT BANKER/BROKER	2.1%
Charles Schwab Corp./The, 4.00% to 6/1/26, Series I(a),(b)		3,144,000	3,109,982
Charles Schwab Corp./The, 4.00% to 12/1/30, Series H(a),(b)		2,660,000	2,609,513
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(a),(b)		1,927,000	2,079,233

			7,798,728

TOTAL FINANCIAL			15,854,053

INSURANCE	12.7%
LIFE/HEALTH INSURANCE	3.3%
Equitable Holdings, Inc., 4.95% to 9/15/25, Series B(a),(b)		2,460,000	2,533,800
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A (TruPS)(c)		900,000	1,201,500
MetLife, Inc., 9.25%, due 4/8/68, 144A(c)		600,000	888,758
MetLife, Inc., 10.75%, due 8/1/69		905,000	1,485,723
Provident Financing Trust I, 7.405%, due 3/15/38 (TruPS)		565,000	693,537
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(b)		1,375,000	1,423,922
SBL Holdings, Inc., 6.50% to 11/13/26, 144A(a),(b),(c)		3,200,000	3,048,000
SBL Holdings, Inc., 7.00% to 5/13/25, 144A(a),(b),(c)		940,000	927,075

			12,202,315

LIFE/HEALTH INSURANCE—FOREIGN	2.3%
Dai-ichi Life Insurance Co., Ltd./The, 5.10% to 10/28/24, 144A (Japan)(a),(b),(c)		1,000,000	1,072,410
Fukoku Mutual Life Insurance Co., 5.00% to 7/28/25 (Japan)(e)		600,000	644,250
Nippon Life Insurance Co., 4.00% to 9/19/27, due 9/19/47, 144A (Japan)(b),(c)		2,100,000	2,208,150
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(a),(b),(e),(f)		2,400,000	2,338,752
Rothesay Life PLC, 6.875% to 9/12/28 (United Kingdom)(a),(b),(e),(f)		1,400,000	2,072,501

			8,336,063

		Principal Amount	Value
MULTI-LINE	0.5%
American International Group, Inc., 5.75% to 4/1/28, due 4/1/48, Series A-9(b)		$685,000	$748,753
Hartford Financial Services Group, Inc./The, 2.281% (3 Month US LIBOR + 2.125%), due 2/12/67, 144A, Series ICON (FRN)(b),(c),(d)		1,236,000	1,189,946

			1,938,699

MULTI-LINE—FOREIGN	1.2%
Allianz SE, 3.50% to 11/17/25, 144A (Germany)(a),(b),(c),(f)		200,000	196,750
AXA SA, 6.379% to 12/14/36, 144A (France)(a),(b),(c)		1,100,000	1,493,250
AXA SA, 8.60%, due 12/15/30 (France)		375,000	525,936
CNP Assurances, 4.875% to 10/7/30 (France)(a),(b),(e),(f)		1,400,000	1,374,625
UnipolSai Assicurazioni SpA, 6.375% to 4/27/30 (Italy)(a),(b),(e),(f)		600,000	726,584

			4,317,145

PROPERTY CASUALTY	2.5%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(b)		230,000	261,625
Enstar Finance LLC, 5.50%, due 1/15/42(b)		2,570,000	2,539,703
Enstar Finance LLC, 5.75% to 9/1/25, due 9/1/40(b)		2,160,000	2,238,235
Liberty Mutual Group, Inc., 4.125% to 9/15/26, due 12/15/51, 144A(b),(c)		2,192,000	2,162,496
Liberty Mutual Group, Inc., 7.80%, due 3/7/87, 144A(c)		250,000	341,191
Markel Corp., 6.00% to 6/1/25(a),(b)		1,460,000	1,560,375

			9,103,625

PROPERTY CASUALTY—FOREIGN	1.7%
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(b),(e)		2,400,000	2,532,648
QBE Insurance Group Ltd., 5.875% to 5/12/25, 144A (Australia)(a),(b),(c)		3,300,000	3,498,000

			6,030,648

		Principal Amount	Value
REINSURANCE	1.2%
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40(b)		$950,000	$991,432
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51, 144A(b),(c)		3,530,000	3,522,239

			4,513,671

TOTAL INSURANCE			46,442,166

INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	0.9%
Vodafone Group PLC, 4.125% to 3/4/31, due 6/4/81 (United Kingdom)(b)		2,600,000	2,481,102
Vodafone Group PLC, 6.25% to 7/3/24, due 10/3/78 (United Kingdom)(b),(e)		600,000	632,460

			3,113,562

PIPELINES	1.3%
Energy Transfer LP, 6.50% to 11/15/26, Series H(a),(b)		2,540,000	2,604,288
Energy Transfer LP, 7.125% to 5/15/30, Series G(a),(b)		2,243,000	2,286,458

			4,890,746

PIPELINES—FOREIGN	3.9%
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(b)		3,605,000	3,956,487
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)		2,362,000	2,508,853
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)		1,271,000	1,361,558
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(b)		2,549,000	2,686,009
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)		3,520,000	3,768,160

			14,281,067

REAL ESTATE—RETAIL—FOREIGN	1.4%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80, 144A (Australia)(b),(c)		2,500,000	2,568,750
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80, 144A (Australia)(b),(c)		2,500,000	2,581,175

			5,149,925

UTILITIES	6.1%
ELECTRIC	4.6%
Edison International, 5.00% to 12/15/26, Series B(a),(b)		2,452,000	2,448,763
Edison International, 5.375% to 3/15/26, Series A(a),(b)		3,830,000	3,889,844

		Principal Amount	Value
NextEra Energy Capital Holdings, Inc., 3.80% to 3/15/27, due 3/15/82(b)		$3,138,000	$3,088,362
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(b)		509,000	566,579
Sempra Energy, 4.125% to 1/1/27, due 4/1/52(b)		3,640,000	3,553,232
Sempra Energy, 4.875% to 10/15/25(a),(b)		3,080,000	3,229,226

			16,776,006

ELECTRIC—FOREIGN	1.2%
BP Capital Markets PLC, 4.875% to 3/22/30 (United Kingdom)(a),(b)		4,188,000	4,434,045

GAS	0.3%
South Jersey Industries, Inc., 5.02%, due 4/15/31		1,030,000	1,101,797

TOTAL UTILITIES			22,311,848

UTILITIES—FOREIGN	1.3%
Algonquin Power & Utilities Corp., 4.75%, due 1/18/82 (Canada)(b)		4,646,000	4,595,447

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$326,518,001)			328,963,377

		Shares
SHORT-TERM INVESTMENTS	2.4%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01%(g)		8,920,404	8,920,404

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$8,920,404)			8,920,404

		Value
TOTAL INVESTMENTS IN SECURITIES (Identified cost—$353,429,602)	97.9%	$356,681,208
OTHER ASSETS IN EXCESS OF LIABILITIES	2.1	7,746,831

NET ASSETS	100.0%	$364,428,039

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	CAD	9,765,785	USD	7,731,233	2/2/22	$48,602
Brown Brothers Harriman	EUR	23,652,780	USD	26,914,262	2/2/22	341,538
Brown Brothers Harriman	GBP	4,390,012	USD	5,944,669	2/2/22	40,544
Brown Brothers Harriman	USD	7,679,496	CAD	9,765,785	2/2/22	3,135
Brown Brothers Harriman	USD	24,096,676	EUR	21,493,587	2/2/22	50,302
Brown Brothers Harriman	USD	710,217	EUR	622,232	2/2/22	(11,170)
Brown Brothers Harriman	USD	1,019,537	EUR	898,356	2/2/22	(10,279)
Brown Brothers Harriman	USD	723,683	EUR	638,605	2/2/22	(6,242)
Brown Brothers Harriman	USD	5,890,430	GBP	4,390,012	2/2/22	13,695
Brown Brothers Harriman	CAD	9,728,372	USD	7,649,294	3/2/22	(3,797)
Brown Brothers Harriman	EUR	21,021,168	USD	23,578,393	3/2/22	(51,047)
Brown Brothers Harriman	GBP	4,318,970	USD	5,793,553	3/2/22	(13,965)

						$401,316

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed-rate coupon period.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $87,458,931 which represents 24.0% of the net assets of the Fund, of which 0.0% are illiquid.

(d)	Variable rate. Rate shown is in effect at January 31, 2022.
(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $50,108,778 which represents 13.8% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $117,147,157 or 32.1% of the net assets of the Fund.

(g)	Rate quoted represents the annualized seven-day yield.

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

Country Summary	% of Net Assets
United States	46.8
United Kingdom	11.1
France	8.2
Canada	8.1
Switzerland	5.6
Spain	3.6
Australia	2.7
Italy	2.4
Germany	2.1
Netherlands	1.1
Japan	1.1
Ireland	0.8
Mexico	0.7
Other (includes short-term investments)	5.7

100.0

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities—$25 Par Value	$18,797,427	$18,797,427	$—	$—
Preferred Securities—Capital Securities	328,963,377	—	328,963,377	—
Short-Term Investments	8,920,404	—	8,920,404	—

Total Investments in Securities(a)	$356,681,208	$18,797,427	$337,883,781	$—

Forward Foreign Currency Exchange Contracts	$497,816	$—	$497,816	$—

Total Derivative Assets(a)	$497,816	$—	$497,816	$—

Forward Foreign Currency Exchange Contracts	$(96,500)	$—	$(96,500)	$—

Total Derivative Liabilities(a)	$(96,500)	$—	$(96,500)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the three months ended January 31, 2022:

Forward Foreign Currency Exchange Contracts
Average Notional Amount	$39,932,749